CONDENSED BALANCE SHEET (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 354,760	$ 581,010	$ 118,167	$ 150,414
Short-term investments	455,184	10,138
Prepayments and other current assets	30,161	31,758
Total current assets	1,179,891	963,653
Non-current assets:
Long-term investments	121,292
Other non-current assets	16,556	22,627
Total non-current assets	564,348	541,436
Total assets	1,744,239	1,505,089
Current liabilities:
Accrued expenses and other liabilities	221,901	143,292
Total current liabilities	500,139	445,626
Non-current liabilities:
Convertible senior notes	400,000	350,000
Total non-current liabilities	611,411	615,996
Total liabilities	1,111,550	1,061,622
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	101,072	89,071
Accumulated other comprehensive income	49,566	43,381
Retained earnings	471,352	300,515
Total shareholders' equity	632,609	443,467
Total liabilities and shareholders' equity	1,744,239	1,505,089
Common Class A [Member]
Shareholders' equity:
Ordinary Shares, Value	7,495	7,376
Common Class B [Member]
Shareholders' equity:
Ordinary Shares, Value	3,124	3,124
Parent Company [Member]
Current assets:
Cash and cash equivalents	20,374	238,947	10,416	46,092
Short-term investments
Prepayments and other current assets	714	918
Total current assets	21,088	239,865
Non-current assets:
Long-term investments	59,035
Other non-current assets	6,434	8,271
Investment in subsidiaries, PRC Domestic Entities and PRC Domestic Entities' subsidiaries	1,079,628	808,862
Total non-current assets	1,145,097	817,133
Total assets	1,166,185	1,056,998
Current liabilities:
Accrued expenses and other liabilities	435	554
Amounts due to subsidiaries and PRC Domestic Entities	133,141	262,977
Total current liabilities	133,576	263,531
Non-current liabilities:
Convertible senior notes	400,000	350,000
Total non-current liabilities	400,000	350,000
Total liabilities	533,576	613,531
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	101,072	89,071
Accumulated other comprehensive income	49,566	43,381
Retained earnings	471,352	300,515
Total shareholders' equity	632,609	443,467
Total liabilities and shareholders' equity	1,166,185	1,056,998
Parent Company [Member] | Common Class A [Member]
Shareholders' equity:
Ordinary Shares, Value	7,495	7,376
Parent Company [Member] | Common Class B [Member]
Shareholders' equity:
Ordinary Shares, Value	$ 3,124	$ 3,124